Financial Instruments (Details) - Schedule of financial instruments measured at fair value - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets held for trading
Monetary funds and ETFs	₪ 312	₪ 18
Marketable securities	46	376
Forward contracts	(122)	(135)
Total	236	259
Level 1 of fair value hierarchy [member]
Financial assets held for trading
Monetary funds and ETFs	312	18
Marketable securities	46	376
Forward contracts
Total	358	394
Level 2 of fair value hierarchy [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Forward contracts	(122)	(135)
Total	(122)	(135)
Level 3 of fair value hierarchy [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Forward contracts
Total